TAXATION - Significant components of the Group's deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Tax loss carried forward	¥ 2,447,162	$ 344,676	¥ 2,318,161
Accrued expenses	91,794	12,929	84,428
Depreciation	19,095	2,689	17,073
Allowance for doubtful accounts	185,467	26,122	85,666
Government grant	21,808	3,072	5,779
Operating lease liabilities	28,405	4,001	57,828
Accrued interest	215,659	30,375	197,767
Finance lease liabilities	80,286	11,308	47,505
Impairment of long-lived assets	129,036	18,174	0
Others	11,557	1,628	8,241
Less: valuation allowance	(2,809,601)	(395,724)	(2,415,627)
Deferred tax assets, net	420,668	59,250	406,821
Deferred tax liabilities:
Operating lease right-of-use assets	25,464	3,587	46,367
One-time deduction for fixed asset purchases	292,141	41,147	231,532
Long-lived assets arising from acquisition	204,032	28,737	238,672
Finance lease right-of-use assets	17,452	2,458	41,530
Others	24,144	3,401	15,772
Deferred tax liabilities, gross	563,233	79,330	573,873
Net deferred tax liabilities	¥ 142,565	$ 20,080	¥ 167,052